Segment Reporting (Details) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Segment Reporting [Abstract]
Revenue from B2B2C Service	$ 3,540,536	$ 4,467,605	$ 4,450,795
Revenue from B2C Service	645,060	554,480	282,048
Revenue from Technological Development and Operation Service	1,172,427	945,811	439,845
Total	$ 5,358,023	$ 5,967,896	$ 5,172,688